Debt (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended
	Apr. 28, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Apr. 28, 2014	Jul. 26, 2011	Jun. 30, 2011
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		$ 1,608,000,000		$ 1,608,000,000		$ 1,393,300,000		$ 1,325,000,000
Less: short-term debt and current portion of long-term debt		(102,200,000)		(102,200,000)		(127,600,000)		(113,300,000)
Long-term debt		1,505,800,000		1,505,800,000		1,265,700,000		1,211,700,000
Loss on debt extinguishment		0	0	6,000,000	0	0		0		34,000,000
Unamortized discount		2,800,000		2,800,000		700,000
Fair value of total debt		1,600,000,000		1,600,000,000		1,400,000,000		1,300,000,000
Assets pledged as collateral						3,000,000,000
Debt financing arrangement	1,900,000,000										1,900,000,000
Net proceeds from sale of senior unsecured notes	294,800,000
Amortization of debt issuance costs and original issue discount		1,100,000	1,000,000	3,200,000	3,100,000	4,100,000		4,500,000		8,600,000
Term loan A—$450.0 million due April 2019
Debt, Long-term and Short-term, Combined Amount [Abstract]
Maturity period											5 years
Debt Instrument, Face Amount	450,000,000										450,000,000
Term loan B—$300.0 million due April 2021
Debt, Long-term and Short-term, Combined Amount [Abstract]
Maturity period											7 years
Debt Instrument, Face Amount	300,000,000										300,000,000
Revolving credit facility—$850.0 million due April 2019
Debt, Long-term and Short-term, Combined Amount [Abstract]
Maturity period											5 years
Debt Instrument, Face Amount	850,000,000										850,000,000
Financing Agreement, April 2014
Debt, Long-term and Short-term, Combined Amount [Abstract]
Senior secured credit facility	1,600,000,000										1,600,000,000
$1.9 billion debt financing arrangement [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Debt Instrument, Face Amount	1,900,000,000										1,900,000,000
$1.5 billion debt financing arrangement [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Debt Instrument, Face Amount	1,500,000,000										1,500,000,000
LIBOR [Member] | Term loan A—$450.0 million due April 2019
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate											2.00%
LIBOR [Member] | Term loan B—$300.0 million due April 2021
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate											3.25%
LIBOR [Member] | Minimum [Member] | Term loan B—$300.0 million due April 2021
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate											1.00%
Alternative Base Rate [Member] | Term loan A—$450.0 million due April 2019
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate											1.00%
Alternative Base Rate [Member] | Term loan B—$300.0 million due April 2021
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate											2.25%
Financing Agreement July 2011 [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Debt financing agreement													1,500,000,000
Loss on debt extinguishment										4,200,000
Term Loan A [Member] | LIBOR [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate												2.25%
Term Loan A [Member] | Alternative Base Rate [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate												1.25%
Term Loan B [Member] | LIBOR [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate												3.00%
Term Loan B [Member] | LIBOR [Member] | Minimum [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate												1.00%
Term Loan B [Member] | Alternative Base Rate [Member] | Minimum [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Basis spread on variable rate												2.00%
Financing Agreement July 2010 [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Debt financing agreement													1,230,000,000
Loss on debt extinguishment										20,900,000
Unamortized discount										8,900,000
Senior Notes [Member] | Master note and security agreement [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Weighted Average Interest Rate						7.47%	[1]
Total debt		436,500,000		436,500,000		490,200,000	[1]	553,900,000	[1]
Term Loan [Member] | Term loan A—$450.0 million due April 2019
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		444,400,000		444,400,000		0
Debt Instrument, Face Amount		450,000,000.0		450,000,000.0
Term Loan [Member] | Term loan B—$300.0 million due April 2021
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		296,400,000		296,400,000		0
Debt Instrument, Face Amount		300,000,000.0		300,000,000.0
Term Loan [Member] | Term Loan A [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		0		0		416,300,000
Debt Instrument, Face Amount		450,000,000.0		450,000,000.0
Term Loan [Member] | Term Loan B [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		0		0		194,800,000
Debt Instrument, Face Amount		200,000,000.0		200,000,000.0
Term Loan [Member] | Term Loan A [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Weighted Average Interest Rate						2.69%	[2]
Total debt						416,300,000	[2]	444,400,000	[2]
Debt financing agreement						450,000,000
Maturity period						5 years
Term Loan [Member] | Term Loan B [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Weighted Average Interest Rate						4.00%	[2]
Total debt						194,800,000	[2]	196,700,000	[2]
Debt financing agreement						200,000,000
Maturity period						7 years
Unamortized discount						1,000,000
Term Loan [Member] | Term loan $700 million [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Debt financing agreement													700,000,000
Term Loan [Member] | International term loan-$75.1 million [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Weighted Average Interest Rate						2.74%	[3]
Total debt		0		0		58,200,000	[3]	63,300,000	[3]
Debt Instrument, Face Amount		71,900,000.0		71,900,000.0
Term Loan [Member] | Secured Debt [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		14,100,000		14,100,000		16,400,000	[4]	0	[4]
Revolving Credit [Member] | Revolving credit facility—$850.0 million due April 2019
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		106,200,000		106,200,000		0
Debt Instrument, Face Amount		850,000,000.0		850,000,000.0
Revolving Credit [Member] | Revolving credit facility-$850.0 million [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		0		0		209,800,000
Debt Instrument, Face Amount		850,000,000.0		850,000,000.0
Revolving Credit [Member] | International Revolving Credit Facility [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		2,100,000		2,100,000		2,300,000
Debt Instrument, Face Amount		15,200,000.0		15,200,000.0
Revolving Credit [Member] | Revolving credit facility-$850.0 million [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Weighted Average Interest Rate						2.68%	[2]
Total debt								50,000,000	[2]
Debt financing agreement						850,000,000
Line of credit outstanding						209,800,000	[2]
Letters of credit outstanding						44,000,000
Line of credit, remaining borrowing capacity						596,200,000
Revolving Credit [Member] | Revolving credit facility $530.0 million [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Debt financing agreement													530,000,000
Maturity period						5 years
Revolving Credit [Member] | International Revolving Credit Facility [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Weighted Average Interest Rate						4.16%	[3]
Total debt								6,800,000	[3]
Line of credit outstanding						2,300,000	[3]
Line of credit, remaining borrowing capacity						14,300,000
Equipment [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt						12,800,000		0		0
Debt Instrument, Interest Rate, Stated Percentage						4.75%	[4]
Debt Instrument, Face Amount						17,100,000
Elimination of Capital Lease Obligations						4,300,000
Other [Member] | Other [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Weighted Average Interest Rate						21.78%
Total debt		8,300,000		8,300,000		5,300,000		9,900,000
Senior Unsecured Notes [Member] | Senior unsecured notes—$300.0 million due May 2022
Debt, Long-term and Short-term, Combined Amount [Abstract]
Total debt		300,000,000		300,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	7.00%										7.00%
Debt Instrument, Face Amount	$ 300,000,000	$ 300,000,000.0		$ 300,000,000.0							$ 300,000,000

[1]	These senior notes have a weighted-average interest rate of 7.47%, which is fixed to maturity, with interest payable semiannually. Principal payments commenced September 1997 and extend through April 2036 in various tranches. The notes are collateralized by certain United States land, buildings and press and finishing equipment under the terms of the master note and security agreement.
[2]	On July 26, 2011, and as last amended on December 19, 2012, the Company entered into a $1.5 billion debt financing agreement with certain lenders to reduce the Company's borrowing costs with lower interest rates and to create more flexibility with a higher revolving credit capacity and improvement in financial terms. The $1.5 billion debt financing agreement includes three different loan facilities, a Term Loan A, a Term Loan B, and a revolving credit facility.The revolving credit facility in the amount of $850.0 million and the Term Loan A in the aggregate amount of $450.0 million each had an initial term of five years that was extended an additional year as part of the December 19, 2012 amendment to mature on July 25, 2017. The Term Loan B in the amount of $200.0 million (net of a $1.0 million original issue discount) has a term of seven years maturing on July 25, 2018, subject to certain required amortization.Borrowings under the revolving facility and Term Loan A loans made under the $1.5 billion debt financing agreement bear interest at London Interbank Offered Rate ("LIBOR") plus 2.25%, or 1.25% in excess of an alternate base rate, and Term Loan B loans bear interest at LIBOR plus 3.00%, with a LIBOR floor of 1.00%, or 2.00% in excess of an alternative base rate at the Company's option. At December 31, 2013, the Company had borrowings of $209.8 million on the revolving credit agreement, as well as $44.0 million of issued letters of credit, leaving $596.2 million available for future borrowings.The proceeds from the Term Loan A, Term Loan B and revolving credit facility were used to repay all outstanding balances and terminate the Company's previous $1.23 billion debt financing agreement (which included the $700.0 million term loan and the $530.0 million revolving credit facility), as well as to pay the new debt issuance costs incurred for the refinancing. The $1.5 billion debt financing agreement is secured by substantially all of the assets in the United States that are not encumbered under the Company's other financing agreements.The Company recognized a $34.0 million loss on debt extinguishment during the year ended December 31, 2011, in connection with the July 26, 2011 $1.5 billion debt financing agreement. The loss was comprised of: (1) $20.9 million of debt issuance costs from the terminated $1.23 billion debt financing agreement, (2) $8.9 million of remaining original issue discount from the terminated $1.23 billion debt financing agreement and (3) $4.2 million of debt issuance costs from the $1.5 billion debt financing agreement. The $34.0 million loss was classified as loss on debt extinguishment in the consolidated statements of operations.
[3]	On December 16, 2008, debt related to the Company's international operations was refinanced by entering into a secured credit agreement ("Facilities Agreement"). The Facilities Agreement includes a Euro denominated term loan and a multicurrency revolving credit facility. The term loan principal payments commenced in December 2009 and it matures on December 16, 2015. The multicurrency revolving credit facility used for financing working capital and general business needs, was renewed in 2013 and will expire on December 16, 2014. At December 31, 2013, the Company's international operations had borrowings of $2.3 million under the multicurrency revolving credit facility, leaving $14.3 million available for future borrowing. The terms of the Facilities Agreement include certain financial covenants, a guarantee of the Facilities Agreement by the Company and a security agreement that includes collateralizing substantially all of the Quad/Winkowski assets. The facilities bear interest at the aggregate of the Warsaw Interbank Offered Rate ("WIBOR") or the Euro Interbank Offered Rate ("EURIBOR") and margin.
[4]	During 2013, the Company refinanced certain equipment leases with $17.1 million in equipment term loans secured by the formerly leased equipment. The equipment term loans bear interest at a fixed rate of 4.75%, require quarterly payments and have five year terms expiring during 2018. The purchase of these assets resulted in $12.8 million of non-cash investing and financing activities, which represents the $17.1 million in equipment term loans net of $4.3 million of eliminated capital lease obligations (see Note 1, "Basis of Presentation and Summary of Significant Accounting Policies").